Taxes - Schedule of Breakdown of Income Tax and Social Contribution Expense (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes [Abstract]
Income / (loss) before income tax and social contribution	R$ 50,250	R$ 47,556	R$ 39,700
Charges (income tax and social contribution) at the rates in effect	(22,613)	(21,401)	(17,865)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	1,809	1,478	1,168
Interest on capital	7,626	5,559	5,419
Other nondeductible expenses net of non taxable income	2,483	4,931	2,593
Income tax and social contribution expenses	(10,695)	(9,433)	(8,685)
Related to temporary differences
Increase / (reversal) for the period	6,294	4,005	2,862
(Expenses) / income from deferred taxes	6,294	4,005	2,862
Total income tax and social contribution expenses	R$ (4,401)	R$ (5,428)	R$ (5,823)